Fair Value of Assets and Liabilities - Assets and liabilities measured at fair value on a recurring and non-recurring basis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Fixed income securities	$ 57,170	$ 58,992
Short-term investments	3,027	1,944
Other investments: Free-standing derivatives	1	1	$ 1
Separate account assets	2,805	3,444
Counterparty and cash collateral netting	$ (23)	$ (6)
Assets as a percent of assets measured at fair value	0.00%	0.00%
Total	$ 69,936
Liabilities
Other liabilities: Free-standing derivatives			$ (3)
Counterparty and cash collateral netting	$ 6	$ 14
Liabilities as a percent of liabilities measured at fair value	(2.10%)	(3.90%)
Limited partnership interests		$ 3
U.S. government and agencies
Assets
Fixed income securities	$ 5,517	3,616
Municipal
Assets
Fixed income securities	9,169	8,328
Foreign government
Assets
Fixed income securities	747	1,021
RMBS
Assets
Fixed income securities	464	578
CMBS
Assets
Fixed income securities	70	128
Redeemable preferred stock
Assets
Fixed income securities	22	23
Quoted prices in active markets for identical assets (Level 1)
Assets
Total assets at fair value	$ 13,594	$ 12,819
Assets as a percent of assets measured at fair value	19.90%	18.00%
Liabilities
Liabilities as a percent of liabilities measured at fair value	0.30%	0.30%
Significant other observable inputs (Level 2)
Assets
Total assets at fair value	$ 53,889	$ 57,478
Assets as a percent of assets measured at fair value	79.10%	80.80%
Liabilities
Liabilities as a percent of liabilities measured at fair value	22.10%	23.30%
Significant unobservable inputs (Level 3)
Assets
Total assets at fair value	$ 697	$ 840
Assets as a percent of assets measured at fair value	1.00%	1.20%
Liabilities
Liabilities as a percent of liabilities measured at fair value	79.70%	80.30%
Investments reported at NAV
Assets
Investments measured using the net asset value practical expedient	$ 1,779
Recurring
Assets
Counterparty and cash collateral netting	(23)	$ (6)
Liabilities
Counterparty and cash collateral netting	6	14
Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	5,085	3,079
Equity securities	4,364	6,032
Short-term investments	1,338	264
Other investments: Free-standing derivatives	0	0
Separate account assets	2,805	3,444
Other assets	2
Total assets at fair value		12,819
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	0	0
Other liabilities: Free-standing derivatives	(1)	(1)
Total liabilities at fair value	(1)	(1)
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	5,085	3,079
Recurring | Quoted prices in active markets for identical assets (Level 1) | Municipal
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate - public
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Corporate - privately placed
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Foreign government
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | ABS - CDO
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | ABS - consumer and other
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | RMBS
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | CMBS
Assets
Fixed income securities	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Redeemable preferred stock
Assets
Fixed income securities	0	0
Recurring | Significant other observable inputs (Level 2)
Assets
Fixed income securities	51,760	55,307
Equity securities	331	379
Short-term investments	1,659	1,660
Other investments: Free-standing derivatives	139	132
Separate account assets	0	0
Other assets	0
Total assets at fair value		57,478
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	0	0
Other liabilities: Free-standing derivatives	(62)	(83)
Total liabilities at fair value	(62)	(83)
Recurring | Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	432	537
Recurring | Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	9,099	8,227
Recurring | Significant other observable inputs (Level 2) | Corporate - public
Assets
Fixed income securities	29,200	31,963
Recurring | Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fixed income securities	10,776	11,731
Recurring | Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	747	1,021
Recurring | Significant other observable inputs (Level 2) | ABS - CDO
Assets
Fixed income securities	263	480
Recurring | Significant other observable inputs (Level 2) | ABS - consumer and other
Assets
Fixed income securities	713	645
Recurring | Significant other observable inputs (Level 2) | RMBS
Assets
Fixed income securities	464	578
Recurring | Significant other observable inputs (Level 2) | CMBS
Assets
Fixed income securities	44	102
Recurring | Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	22	23
Recurring | Significant unobservable inputs (Level 3)
Assets
Fixed income securities	325	606
Equity securities	341	210
Short-term investments	30	20
Other investments: Free-standing derivatives	1	1
Separate account assets	0	0
Other assets	0
Total assets at fair value		837
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	(224)	(286)
Other liabilities: Free-standing derivatives	0	0
Total liabilities at fair value	(224)	(286)
Recurring | Significant unobservable inputs (Level 3) | U.S. government and agencies
Assets
Fixed income securities	0	0
Recurring | Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	70	101
Recurring | Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fixed income securities	70	108
Recurring | Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fixed income securities	90	224
Recurring | Significant unobservable inputs (Level 3) | Foreign government
Assets
Fixed income securities	0	0
Recurring | Significant unobservable inputs (Level 3) | ABS - CDO
Assets
Fixed income securities	6	99
Recurring | Significant unobservable inputs (Level 3) | ABS - consumer and other
Assets
Fixed income securities	63	48
Recurring | Significant unobservable inputs (Level 3) | RMBS
Assets
Fixed income securities	0	0
Recurring | Significant unobservable inputs (Level 3) | CMBS
Assets
Fixed income securities	26	26
Recurring | Significant unobservable inputs (Level 3) | Redeemable preferred stock
Assets
Fixed income securities	0	0
Non-recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Total assets at fair value		0
Non-recurring | Significant other observable inputs (Level 2)
Assets
Total assets at fair value		0
Non-recurring | Significant unobservable inputs (Level 3)
Assets
Total assets at fair value		3
Fair value
Assets
Total assets at fair value	$ 68,157	$ 71,131
Assets as a percent of assets measured at fair value	100.00%	100.00%
Liabilities
Liabilities as a percent of liabilities measured at fair value	100.00%	100.00%
Fair value | Recurring
Assets
Fixed income securities	$ 57,170	$ 58,992
Equity securities	5,036	6,621
Short-term investments	3,027	1,944
Other investments: Free-standing derivatives	117	127
Separate account assets	2,805	3,444
Other assets	2
Total assets at fair value		71,128
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	(224)	(286)
Other liabilities: Free-standing derivatives	(57)	(70)
Total liabilities at fair value	(281)	(356)
Fair value | Recurring | U.S. government and agencies
Assets
Fixed income securities	5,517	3,616
Fair value | Recurring | Municipal
Assets
Fixed income securities	9,169	8,328
Fair value | Recurring | Corporate - public
Assets
Fixed income securities	29,270	32,071
Fair value | Recurring | Corporate - privately placed
Assets
Fixed income securities	10,866	11,955
Fair value | Recurring | Foreign government
Assets
Fixed income securities	747	1,021
Fair value | Recurring | ABS - CDO
Assets
Fixed income securities	269	579
Fair value | Recurring | ABS - consumer and other
Assets
Fixed income securities	776	693
Fair value | Recurring | RMBS
Assets
Fixed income securities	464	578
Fair value | Recurring | CMBS
Assets
Fixed income securities	70	128
Fair value | Recurring | Redeemable preferred stock
Assets
Fixed income securities	$ 22	23
Fair value | Non-recurring
Assets
Total assets at fair value		$ 3